Income taxes - Summary of Reconciliation of Income Tax Expense to Profit (Loss) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Profit before income taxes	R$ 1,127,662	R$ 1,090,655	R$ 442,339
Brazilian statutory rate	34.00%	34.00%	34.00%
Tax expense at the statutory rate	R$ (383,405)	R$ (370,823)	R$ (150,395)
Additions (exclusions):
Different tax rates for companies abroad	98,376	47,782	(3,283)
Other permanent differences	(4,777)	6,039	(2,871)
Equity pickup on associates	(2,359)	(275)	169
Unrecorded deferred taxes	(31,531)	(2,030)	(652)
Use of tax losses previously unrecorded	0	5,163	2,689
Unrealized gain on previously held interest on acquisition	1,017	0	7,290
Interest payments on net equity	12,276	10,102	0
R&D Tax Benefits	(13,107)	(8,188)	(4,026)
Other tax incentives	(7,080)	(9,394)	(5,915)
Total income tax and social contribution expense	R$ 290,216	R$ 286,460	R$ 137,112
Effective tax rate	26.00%	26.00%	31.00%
Current income tax and social contribution	R$ (216,886)	R$ (217,228)	R$ (154,882)
Deferred income tax and social contribution	(73,330)	(69,232)	17,770
Total income tax and social contribution expense	R$ 290,216	R$ 286,460	R$ 137,112